JPMorgan Trust I

270 Park Avenue

New York, New York 10017

July 5, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) and share classes
listed on Appendix A hereto
File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 158 (Amendment No. 159 under the Investment Company Act of 1940) filed electronically on June 28, 2011.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary

Appendix A

Fund Name	Share Class(es)
JPMorgan California Municipal Money Market Fund	Morgan
JPMorgan Federal Money Market Fund	Morgan, Premier, Institutional, Reserve
JPMorgan New York Municipal Money Market Fund	Morgan, Reserve
JPMorgan Prime Money Market Fund	Morgan, B, C, Premier, Institutional, Reserve
JPMorgan Tax Free Money Market Fund	Morgan, Premier, Institutional, Reserve
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Morgan, Premier, Institutional, Reserve